The Yacktman Funds, Inc.

                Supplement to Statement of Additional Information
                              Dated April 30, 1998


The information set forth under the caption "Officers and Directors of the Company," is hereby amended to reflect the following:

Mr. Jon D. Carlson has been elected President, Secretary, and Treasurer of the Company. He was the Executive Vice President of the Adviser from May 1992 to June 1998.

His Address is 515 Acorn Hill Lane, Oak Brook, Illinois 60523.




September 28, 1998